VIA EDGAR

October 15, 2014

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun Government Money Market Fund (formerly Elfun Money Market Fund)
File Nos. 033-31205 and 811-05904

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information that mirrors the risk/return summary information in the prospectus supplement dated October 1, 2014 for the Elfun Government Money Market Fund (Accession No. 0001193125-14-360216).

If you should have any questions concerning this matter, please feel free to telephone me at (203) 708-2726.

Sincerely yours,

/s/ JoonWon Choe

JoonWon Choe

Assistant Secretary

cc:    Paul Hastings LLP

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905